Short-Term Debt - Summary of Short-Term Debt (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2018
South America [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 109	$ 149
Borrowings, interest rate	0.80%
South America [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	1.70%
South America [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	36.00%
AUSTRALIA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 19	157
Borrowings, interest rate	0.80%
Other country [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 31	$ 20
Borrowings, interest rate	1.00%